SUBSEQUENT EVENTS (Details Narrative)									12 Months Ended
	Mar. 30, 2022 HKD ($)	Feb. 14, 2022 USD ($) shares	Feb. 09, 2022 USD ($) $ / shares shares	Oct. 29, 2020	Oct. 26, 2020	Oct. 13, 2020	Jul. 31, 2020 USD ($) shares	Jun. 23, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($)	Feb. 02, 2022 shares	Dec. 29, 2021 $ / shares shares	Sep. 16, 2021 $ / shares shares
Subsequent Event [Line Items]
Number of shares issued							3,555,556	4,352,941
Number of shares issued, value | $							$ 1,600,000	$ 3,700,000	$ 2,279,190	$ 4,500,000
Reverse stock split				the Company effected a reverse stock split of its common stock, pursuant to which every FIVE (5) shares of common stock outstanding before the reverse split were converted into ONE (1) share of common stock after the reverse split	Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005. The number of common stock outstanding has been changed accordingly	our board of directors approved a 5:1 reverse split of our ordinary shares, which began trading on a split adjusted basis on October 29, 2020. As a result of the reverse share split, each five (5) pre-split shares automatically combined into one (1) ordinary share without any action on the part of the holders, and the number of outstanding ordinary shares was be reduced from 32,022,685 to
Net proceeds from private placement | $									$ 3,599,502	$ 4,278,000
Freight App Inc [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares									$ 0.25					$ 0.01	$ 0.01
Number of shares issued, value | $							$ 440,000
Common stock, shares, authorized									34,441,711	34,441,711
Preferred stock, shares authorized									60,437,031
Convertible notes payable, current | $									$ 7,857,579
Warrant [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrants or rights shares														2,376,439	1,891,928
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued									1,129,751	1,983,309	[1]
Number of shares issued, value | $									$ 5,648	$ 6,353
Common Stock [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Common stock, shares, authorized									68,437,031
Preferred Stock [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized									60,437,031
Nonvoting Common Stock [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Common stock, shares, authorized									80,000
Series A3 Preferred Stock [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrants or rights shares														2,376,439	1,891,928
Warrant exercise price | $ / shares														$ 1.125	$ 1.125
Preferred stock, shares authorized									46,000,000
Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member]
Subsequent Event [Line Items]
Warrants or rights shares															650,000
Securities Purchase Agreement [Member] | Restricted Series B Preferred Stock [Member] | ATW Opportunities Master Fund LP [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrants or rights shares			2,333,333
Number of shares issued			2,333,333
Number of shares issued, value | $			$ 3,500,000
Series A Warrant [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.50
Series A Warrant [Member] | Securities Purchase Agreement [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrants or rights shares			16,257,671
Series B Warrant [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.20
Series B Warrant [Member] | Securities Purchase Agreement [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrants or rights shares			16,257,671
Series C Warrant [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 0.75
Series C Warrant [Member] | Securities Purchase Agreement [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrants or rights shares			16,257,671
Series D Warrant [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.125
Series D Warrant [Member] | Securities Purchase Agreement [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Warrants or rights shares			16,257,671
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants or rights shares		650,000
Sale of stock consideration received on transaction | $	$ 1
Subsequent Event [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Net proceeds from private placement | $		$ 3,500,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares issued		650,000
Subsequent Event [Member] | Common Stock [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Common stock, shares, authorized													68,437,031
Subsequent Event [Member] | Preferred Stock [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized													60,437,031
Subsequent Event [Member] | Nonvoting Common Stock [Member] | Freight App Inc [Member]
Subsequent Event [Line Items]
Common stock, shares, authorized													80,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Restricted Series B Preferred Stock [Member] | ATW Opportunities Master Fund LP [Member]
Subsequent Event [Line Items]
Number of shares issued			2,333,333
Number of shares issued, value | $			$ 3,500,000
Subsequent Event [Member] | Stock Sale And Purchase Agreement [Member] | Wave Sync Corp [Member]
Subsequent Event [Line Items]
Sale of stock consideration received on transaction | $		$ 1
Reverse stock split		The Company effected a 2.2 for 1 reverse stock split
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.50
Subsequent Event [Member] | Series A Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants or rights shares			16,257,671
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.20
Subsequent Event [Member] | Series B Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants or rights shares			16,257,671
Subsequent Event [Member] | Series C Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 0.75
Subsequent Event [Member] | Series C Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants or rights shares			16,257,671
Subsequent Event [Member] | Series D Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 1.125
Subsequent Event [Member] | Series D Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants or rights shares			16,257,671
Subsequent Event [Member] | Series D Warrant [Member] | Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member]
Subsequent Event [Line Items]
Warrants or rights shares			2,333,333

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.